Prepaid expenses and other current assets	12 Months Ended
Mar. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the followings:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Value added tax recoverable	9,527	17,299
Prepaid rent	4,815	6,753
Advances to employees	7,319	3,851
Interest receivable	-	3,795
Receivable from KOLs	5,436	919
Others	5,872	4,695
Total	32,969	37,312

Receivable from KOLs represents customer payments initially kept in the online payment accounts under KOLs’ names, which will subsequently be transferred to the Company’s bank accounts within a short period of time.